INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2014
INVENTORIES
Schedule of inventories
	At December 31, 2013	At June 30, 2014
Raw materials	$88,367	$77,062
Work-in-process	35,016	36,690
Finished goods	236,194	276,258
Total inventories	$359,577	$390,010